Exhibit 99.13

December 3, 2021

Due Diligence Narrative Report for:

NYMT 2022-CP1

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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TABLE OF CONTENTS

Contact Information	3

Overview	4

Scope	4

Summary of Results	4-5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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Client Services Management

➢	Gerald French Jr.

Senior Vice President

801-594-6001

Jerry.French@rrrmg.com

➢	Sioux Johnstone

Vice President

801-293-3826

Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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OVERVIEW

In May 2019, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 65 mortgage loans. The Due Diligence for these loans took place in June and July 2019. The review consisted of:

REVIEW TYPE	#FILES
Title/Tax/Lien Review	65

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

1.	Address Variation
2.	Applicant in Title
3.	No Open Mortgage
4.	Delinquent/Unpaid Taxes
5.	Other Priority Liens
6.	HOA/Muni Liens
7.	Federal/State Tax Liens
8.	Whether subject mortgage was in 1st Lien Position
9.	Whether Subject mortgage has been foreclosed
10.	Potential Assignment Chain issues
11.	Whether mortgage was in a Super Lien State

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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Summary of Results

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 66 mortgage loans and reported to our client in “NYMT 2022-CP1 Title Review R_12032021.xlsx” the following potential exceptions:

•	7 properties had address variations
•	7 properties showed applicant was not on title
•	0 properties showed no mortgage found
•	0 properties had delinquent or unpaid taxes
•	1 property had liens other than HOA or municipal prior to mortgage
•	5 properties had municipal liens
•	3 properties had HOA liens
•	3 properties had federal tax liens
•	3 properties had state tax liens
•	4 properties showed mortgage not found in first lien position
•	0 properties showed mortgage as being foreclosed
•	6 properties had potential assignment chain issues
•	25 properties in a super lien state

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

LEGAL02/40066985v3